INSPIRE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.9%
	ADVERTISING & MARKETING - 2.6%
13,600	AppLovin Corporation, Class A(a)	$ 4,244,016

	AEROSPACE & DEFENSE - 4.1%
11,730	Curtiss-Wright Corporation	6,833,077

	ASSET MANAGEMENT - 4.7%
11,560	Affiliated Managers Group, Inc.	4,256,277
54,062	Federated Hermes, Inc., Class B	3,441,046
		7,697,323
	BIOTECH & PHARMA - 6.1%
71,910	Exelixis, Inc.(a)	3,929,162
12,070	United Therapeutics Corporation(a)	6,160,287
		10,089,449
	CHEMICALS - 2.0%
25,707	CF Industries Holdings, Inc.	3,342,681

	COMMERCIAL SUPPORT SERVICES - 2.9%
52,020	Brady Corporation, Class A	4,715,613

	ELECTRIC UTILITIES - 2.6%
38,760	NRG Energy, Inc.	4,268,251

	ELECTRICAL EQUIPMENT - 8.7%
55,080	Amphenol Corporation	8,732,935
37,230	BWX Technologies, Inc.	5,669,757
		14,402,692
	ENGINEERING & CONSTRUCTION - 7.4%
3,060	Comfort Systems USA, Inc.	4,729,597
10,030	EMCOR Group, Inc.	7,367,436
		12,097,033
	HEALTH CARE FACILITIES & SERVICES - 2.7%
36,720	Encompass Health Corporation	4,414,111

INSPIRE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	HEALTH CARE REIT - 2.7%
98,090	Omega Healthcare Investors, Inc.	$ 4,484,675

	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.8%
48,865	Mueller Industries, Inc.	3,049,665

	INSTITUTIONAL FINANCIAL SERVICES - 2.9%
48,819	Interactive Brokers Group, Inc., Class A	4,749,601

	INSURANCE - 5.2%
95,200	Old Republic International Corporation	3,972,696
18,700	Reinsurance Group of America, Inc.	4,600,947
		8,573,643
	MACHINERY - 3.6%
75,480	Flowserve Corporation	5,969,713

	OIL & GAS PRODUCERS - 5.1%
8,160	Murphy USA, Inc.	4,205,582
11,220	Texas Pacific Land Corporation	4,200,095
		8,405,677
	RETAIL - CONSUMER STAPLES - 6.4%
8,670	Casey's General Stores, Inc.	6,521,661
16,381	Five Below, Inc.(a)	4,043,486
		10,565,147
	RETAIL - DISCRETIONARY - 4.5%
23,630	AutoNation, Inc.(a)	4,755,537
62,693	Buckle, Inc. (The)	2,670,722
		7,426,259
	SEMICONDUCTORS - 21.1%
68,172	ACM Research, Inc., Class A(a)	4,964,285
21,930	Broadcom, Inc.	8,121,556
54,400	KLA Corporation	9,544,480
6,290	Monolithic Power Systems, Inc.	7,974,273
151,655	Photronics, Inc.(a)	4,267,572
		34,872,166

INSPIRE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	TELECOMMUNICATIONS - 1.5%
54,156	Iridium Communications, Inc.	$ 2,544,249

	WHOLESALE - CONSUMER STAPLES - 1.3%
34,000	Andersons, Inc. (The)	2,205,580

	TOTAL COMMON STOCKS (Cost $133,995,230)	164,950,621

	TOTAL INVESTMENTS - 99.9% (Cost $133,995,230)	$ 164,950,621
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	199,275
	NET ASSETS - 100.0%	$ 165,149,896

REIT	- Real Estate Investment Trust
(a)	Non-income producing security.